S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 23, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our initial shareholders and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our initial shareholders or their affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Aldabra 4 LOV Sponsor Partnership, LLC	$30,000 per month	Office space, utilities and secretarial and administrative support

	7,223,750 Class B ordinary shares (up to 955,600 of which are subject to forfeiture to the extent the underwriters’ over-allotment option is not exercised in full)(1)	Approximately $24,067

	3,126,666 private placement warrants to be purchased simultaneously with the closing of this offering(2)	$4,690,000

	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses.

A4 Employee Partnership, LLC	175,000 Class B ordinary shares (up to 23,150 of which are subject to forfeiture to the extent the underwriters’ over-allotment option is not exercised in full)	Approximately $583

Independent director nominees	105,000 Class B ordinary shares	Approximately $350

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Aldabra 4 LOV Sponsor Partnership, LLC, our officers or directors, or our or their affiliates

Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender, which conversion may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)

Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 3,352,000 Class B Ordinary Shares, which were purchased for $0.003 per share.

(2)

The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,793,333 private placement warrants ($4,190,000 in the aggregate) at a price of $1.50 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

Prior to the initial investment in the company of $25,000 by our initial shareholders, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 30,015,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 20% of the outstanding ordinary shares after this offering. Up to 978,750 of the founder shares will be surrendered by our initial shareholders to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that an aggregate of 978,750 founder shares have been surrendered by our sponsor and A4 to us for no consideration, and that there are 32,625,000 ordinary shares issued and outstanding after this offering.

		Approximate			Approximate
		Percentage of			Percentage of
	Number of	Outstanding		Number of	Outstanding
	Class A	Class A		Class B	Class B
	Ordinary	Ordinary		Ordinary	Ordinary
	Shares	Shares		Shares	Shares
Name and Address of Beneficial	Beneficially	Before	After	Beneficially	Before	After
Owner(1)	Owned	Offering	Offering	Owned(2)	Offering	Offering
Aldabra 4 LOV Sponsor Partnership, LLC(3)(4)	—	—	—	6,268,150	96.0%	96.0%
A4 Employee Partnership, LLC(4)	—	—	—	151,850	2.3%	2.3%
Nathan Leight	—	—	—	6,420,000	98.3%	98.3%
Neal Yanofsky	—	—	—	—	—%	—%
Irina O’Berry	—	—	—	—	—	—
Stephen Schifrin	—	—	—	—	—	—
Ana Dutra	—	—	—	35,000	* %	* %
Jonathan Intrater	—	—	—	35,000	* %	* %
Carl Schecter	—	—	—	35,000	* %	* %
All officers, directors and director nominees as a group (7 persons)	—	—	—	7,503,750	100%	100%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is 3725 Leafy Way, Miami, Florida 33133.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Mr. Leight is the sole managing member of our sponsor, and our sponsor is the sole managing member of A4. Consequently, Mr. Leight may be deemed to share voting and dispositive control over the founder shares held by our sponsor and A4, and thus to share beneficial ownership of such securities.
(4)	The non-managing sponsor investors have expressed to us an interest in purchasing, indirectly through the sponsor, an aggregate of 2,793,333 private placement warrants at a price of $1.50 per warrant ($4,190,000 in the aggregate); subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement warrants allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors at the closing of this offering reflecting interests in an aggregate of 3,352,000 founder shares held by sponsor. The non-managing sponsor investors are not granted any shareholder or other rights in addition to those afforded to our other public shareholders, and will only be issued membership interests in the sponsor, with no right to control the sponsor or vote or dispose of any securities held by the sponsor, including the founder shares held by the sponsor.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes payable, but without deduction for any excise or similar tax that may be due or payable), divided by the number of then-outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our initial shareholders, officers and directors have entered into letter agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Founder shares

The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the last reported sale price (the “closing price”) of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Aldabra 4 LOV Sponsor Partnership, LLC A4 Employee Partnership, LLC Nathan Leight Neal Yanofsky Irina O’Berry Stephen Schifrin Ana Dutra Jonathan Intrater Carl Schecter

Transfers permitted (a) to our or Cantor’s officers, directors, advisors or consultants, any affiliate or family member of any of our or Cantor’s officers, directors, advisors or consultants, any members or partners of our sponsor or A4 or their affiliates and funds and accounts advised by such members or partners, any affiliates of our sponsor or A4, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) as pro rata distributions from our sponsor, A4 or Cantor to their respective members, partners or shareholders pursuant to our sponsor’s, A4’s or Cantor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s or A4’s limited liability company agreement upon dissolution of our sponsor or A4 or upon dissolution of Cantor; (h) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); (i) in the event of our liquidation prior to the consummation of our initial business combination; (j) to us for no value for cancellation in connection with the consummation of our initial business combination; or (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (h), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements. Except in certain limited circumstances, no member of our sponsor may transfer all or any portion of its membership interests in our sponsor.

Private placement warrants(1)	30 days after the completion of our initial business combination	Aldabra 4 LOV Sponsor Partnership, LLC A4 Employee Partnership, LLC Nathan Leight Neal Yanofsky Irina O’Berry Stephen Schifrin Ana Dutra Jonathan Intrater Carl Schecter	Same as above

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares or warrants	180 days	Aldabra 4 LOV Sponsor Partnership, LLC A4 Employee Partnership, LLC Nathan Leight Neal Yanofsky Irina O’Berry Stephen Schifrin Ana Dutra Jonathan Intrater Carl Schecter

Cantor, as the representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreements described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation

Nathan Leight	Terrapin Partners, LLC (and affiliated entities)	Asset management	Senior Managing Member
	The Juice LLC	Education software	Chairman
Neal Yanofsky	Lifespace Communities, Inc.	Retirement communities	Director
	Louisville Brands	Consumer goods	Director
	Local Kitchens	Restaurant chain	Director
Irina O’Berry	Terrapin Partners, LLC (and affiliated entities)	Asset management	Chief Financial Officer
	The Juice LLC	Education software	Chief Financial Officer
Stephen Schifrin	Terrapin Partners, LLC (and affiliated entities)	Asset management	General Counsel
	The Juice LLC	Education software	General Counsel
	Yatra Online Inc	Travel management	Director
Robert Plotkin	Terrapin Partners, LLC (and affiliated entities)	Asset management	Chief Technology Officer
Ana Dutra	Mandala Global Advisors LLC	Board and management advisory	Chief Executive Officer
	Pembina Pipeline	Energy transportation services	Director
	Carparts.com	E-commerce auto services	Director
	E. Leon Jimenes, SA	Consumer goods	Director
	Lifespace Communities, Inc.	Retirement communities	Director
Jonathan Intrater	Ladenburg, Thalmann & Co., Inc.	Investment bank	Managing Director
Carl Schecter	Schecter Family Investments, LLC	Family office	Chief Executive Officer

In addition, our sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation

Nathan Leight	Terrapin Partners, LLC (and affiliated entities)	Asset management	Senior Managing Member
	The Juice LLC	Education software	Chairman
Neal Yanofsky	Lifespace Communities, Inc.	Retirement communities	Director
	Louisville Brands	Consumer goods	Director
	Local Kitchens	Restaurant chain	Director
Irina O’Berry	Terrapin Partners, LLC (and affiliated entities)	Asset management	Chief Financial Officer
	The Juice LLC	Education software	Chief Financial Officer
Stephen Schifrin	Terrapin Partners, LLC (and affiliated entities)	Asset management	General Counsel
	The Juice LLC	Education software	General Counsel
	Yatra Online Inc	Travel management	Director
Robert Plotkin	Terrapin Partners, LLC (and affiliated entities)	Asset management	Chief Technology Officer
Ana Dutra	Mandala Global Advisors LLC	Board and management advisory	Chief Executive Officer
	Pembina Pipeline	Energy transportation services	Director
	Carparts.com	E-commerce auto services	Director
	E. Leon Jimenes, SA	Consumer goods	Director
	Lifespace Communities, Inc.	Retirement communities	Director
Jonathan Intrater	Ladenburg, Thalmann & Co., Inc.	Investment bank	Managing Director
Carl Schecter	Schecter Family Investments, LLC	Family office	Chief Executive Officer